Award Timing Disclosure	12 Months Ended
Aug. 02, 2025
Award Timing Disclosures [Line Items]
Award Timing Method
It is not the Compensation Committee’s practice to time or otherwise coordinate the granting of any stock options to our non-employee directors or named executive officers with any release of material nonpublic information. It is the practice of our Compensation Committee to review the Company’s results and our named executive officers’ performance following the end of a fiscal year, as well as the outstanding equity awards held by our named executive officers, and, based on those reviews, to grant equity awards to our named executive officers. Additionally, our Compensation Committee approves the granting of equity awards in connection with the commencement of employment of our named executive officers, and from time to time as determined appropriate by our Compensation Committee. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features.

Award Timing Predetermined	false
Award Timing, How MNPI Considered	It is not the Compensation Committee’s practice to time or otherwise coordinate the granting of any stock options to our non-employee directors or named executive officers with any release of material nonpublic information.